SUBSEQUENT EVENT (Details) - SUBSEQUENT EVENT - Convertible preferred shares - Kaixin $ / shares in Units, $ in Thousands	Mar. 31, 2021 USD ($) $ / shares
SUBSEQUENT EVENT
Amount Invested In Shares | $	$ 6,000
Conversion price | $ / shares	$ 3.00